Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Accounts receivable, net as of December 31 consist of the following:

(In millions)	2012	2011
Trade accounts receivable	$318.2	$314.8
Allowance for doubtful accounts	(4.3)	(4.8)
Accounts receivable, net	$313.9	$310.0

The following table details the changes in allowance for doubtful accounts:

(In millions)	2012	2011	2010
Balance at beginning of the year	$(4.8)	$(4.1)	$(5.9)
Provision for doubtful accounts	(0.2)	(2.0)	(2.5)
Accounts written off	0.4	1.0	4.1
Currency translation and other adjustments	0.3	0.3	0.2
Balance at end of year	$(4.3)	$(4.8)	$(4.1)